CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2016	2015	2014
(millions of Canadian $)

Increase in Accounts receivable	(487)	(19)	(205)
Increase in Inventories	(87)	(3)	(27)
Increase in Assets held for sale	(13)	—	—
Decrease/(increase) in Other current assets	328	(273)	(386)
Increase/(decrease) in Accounts payable and other	432	(103)	393
Increase in Accrued interest	62	91	36
Increase in Liabilities related to assets held for sale	16	—	—
Decrease/(increase) in Operating Working Capital	251	(307)	(189)